NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Beginning Balance		$ 565
Capital injection by noncontrolling interests (Note d)		2,272
Acquisition of noncontrolling interests (Note 21(e))		(47)
Partial disposal of Joysee's equity (Note b)
Transfer of noncontrolling interest-Cyber Cloud (Note a)			$ 2,541
Ending Balance		326	565
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance		565	936	$ 2,705
Share-based compensation		12	(11)	16
Capital injection by noncontrolling interests (Note d)	[1]	741
Acquisition of noncontrolling interests (Note 21(e))	[2]	(59)
Partial disposal of Joysee's equity (Note b)	[3]		215
Transfer of noncontrolling interest-Cyber Cloud (Note a)	[4]		1,160
Net (loss)/income		(900)	(1,725)	(1,832)
Foreign currency translation adjustment		(33)	(10)	47
Ending Balance		326	$ 565	$ 936
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Noncontrolling Interest [Line Items]
Capital injection by noncontrolling interests (Note d)	[1]	1,531
Transfer of noncontrolling interest-Cyber Cloud (Note a)	[4]		$ 1,381
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance		522	(31)	$ 171
Share-based compensation		12	$ 4	5
Capital injection by noncontrolling interests (Note d)	[1]	$ 741
Acquisition of noncontrolling interests (Note 21(e))	[2]
Partial disposal of Joysee's equity (Note b)	[3]
Transfer of noncontrolling interest-Cyber Cloud (Note a)	[4]		$ 1,160
Net (loss)/income		$ (972)	(620)	(209)
Foreign currency translation adjustment		(30)	9	2
Ending Balance		273	$ 522	$ (31)
Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Noncontrolling Interest [Line Items]
Acquisition of noncontrolling interests (Note 21(e))	[2]	$ 12
Partial disposal of Joysee's equity (Note b)	[3]		$ 215
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance		$ 43	967	$ 2,537
Share-based compensation			(15)	11
Capital injection by noncontrolling interests (Note d)	[1]
Acquisition of noncontrolling interests (Note 21(e))	[2]	$ (59)
Partial disposal of Joysee's equity (Note b)	[3]		$ 215
Transfer of noncontrolling interest-Cyber Cloud (Note a)	[4]
Net (loss)/income		72	$ (1,105)	(1,626)
Foreign currency translation adjustment		(3)	(19)	45
Ending Balance		$ 53	$ 43	967
Beijing Super Movie Technology Co., Ltd ('Super Movie') [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning Balance	[5]			$ (3)
Share-based compensation	[5]
Capital injection by noncontrolling interests (Note d)	[1],[5]
Acquisition of noncontrolling interests (Note 21(e))	[2],[5]
Partial disposal of Joysee's equity (Note b)	[3],[5]
Transfer of noncontrolling interest-Cyber Cloud (Note a)	[4],[5]
Net (loss)/income	[5]			$ 3
Foreign currency translation adjustment	[5]
Ending Balance	[5]

[1]	In June 2015, the Group obtained the approval from relevant PRC governmental authority for the capital contribution from Gehua to Cyber Cloud. As a result of the capital injection, the Group, Yuewu Yuntian, Gehua and Holch Capital held 67.5%, 13.5%, 10% and 9% of the equity interest in Cyber Cloud, respectively.
[2]	In September 2015, N-S Information Technology purchased the 30% of the equity interest in Joysee held by Intel. As a result of this transaction, the Group and Ying Zhi Cheng Technology held 76.9% and 23.1% of the equity interest in Joysee, respectively.
[3]	Pursuant to agreements dated June 20, 2014, the Group transferred 17.9% equity interests in Joysee to Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), an entity that is held mainly by employees of Joysee and who held 5.2% of the equity interest in Joysee before the equity transfer. As a result of this transaction, the Group, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. ( "Intel"), held 46.9%, 23.1% and 30% of the equity interests in Joysee, respectively. According to the article of association of Joysee, N-S Information Technology is entitled to recommend for appointment three out of the five members to the board of directors of Joysee, and has the power to determine all the major financial and operating decisions of Joysee. Accordingly, after the transfer, the Group continues to have the ability to control Joysee. The Group has accounted for the transfer of equity interest as stock based compensation. Stock based compensation of $963 has been recorded for the year ended December 31, 2014 accordingly.
[4]	Pursuant to a series of agreements dated April 30, 2014, Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. Moreover, Super TV transferred its remaining equity interest in Cyber Cloud to CSM Holdings, a subsidiary of the Company. As a result of these transactions, CSM Holdings, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interest in Cyber Cloud, respectively (Note 5(a)).
[5]	On November 7, 2013, Beijing Super Movie Technology Co., Ltd. ("Super Movie") was dissolved.